Revenue - Additional Information (Details) € in Thousands, $ in Millions	1 Months Ended		3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Jun. 30, 2020 EUR (€)
Other revenue information
Contingent payment upon achievement of certain milestone under the collaboration agreement | $					$ 4.4
Revenue under contract liabilities			€ 2,749			€ 7,580
Remaining performance obligations									€ 51,700
Remaining performance obligation period					2 years	2 years
Leukemia & Lymphoma Society
Other revenue information
Revenue						€ 100	€ 0
AbCheck
Other revenue information
Revenue			200	€ 300		400	1,100
Genentech Inc
Other revenue information
Revenue			€ 2,700	€ 3,700		7,600	€ 14,300
Collaboration agreement initial upfront payment received	$ 96.0	€ 83,200
Revenue under contract liabilities						€ 51,700		€ 59,300
Additional payments upon achievement of milestones | $					$ 5,000.0